TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables consisted of the following items as of December 31:

	2025	2024

Trade and other payables
Trade payables	328	334
Payables for non-current assets	291	287
Customer deposits *	756	550
Other customer liabilities and payables	67	105
Total trade and other payables	1,442	1,276
* Customer deposits represent amounts received from customers through our banking operations in Pakistan and include current deposits, savings deposits, and term deposits. Current and savings deposits are callable on demand, while term deposits have specified maturity dates.
ACCOUNTING POLICIES
Trade and other payables
Trade and other payables are initially measured at fair value which is the amount that has to be paid to the creditor in order to settle the obligation and subsequently measured at amortized cost.
Customer deposits
Customer deposits are classified at amortized cost and are initially recorded at the fair value of consideration received.